Income taxes - Summary of key factors affecting income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Earnings from continuing operations before income tax	$ 11,856	$ 157,464
Canadian statutory tax rate	2700.00%	2700.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 3,201	$ 42,515
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	1,032	(14,322)
Reduction in Greek income tax rate	0	(11,434)
(Decrease) increase in Turkish income tax rate	(4,755)	6,150
Turkish investment tax credits	(9,958)	(47,394)
Québec mineral tax	12,539	12,089
Non-tax effected operating losses	1,910	9,477
Non-deductible expenses and other items	9,194	33,406
Flow-through share renouncement	4,388	6,397
Impairment and write-down of Stratoni assets	0	13,359
Turkish inflation adjustment exemption benefit	(18,048)	(10,761)
Foreign exchange related to the weakening of the Turkish Lira	26,619	77,254
Foreign exchange and other translation adjustments	14,079	13,636
Future and current withholding tax on foreign income dividends	19,993	7,655
Other	1,030	46
Income tax expense	$ 61,224	$ 138,073